Pensions and post-retirement benefits - Analysis of scheme assets (Details) - Fair value of plan assets [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 32,093	£ 29,722	£ 30,922
% of total fair value of scheme assets	100.00%	100.00%
Bonds Fixed Government [Member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Bonds	£ 3,447	£ 3,320
% of total fair value of scheme assets	10.70%	11.20%
Bonds Index Linked Government [Member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Bonds	£ 11,036	£ 10,945
% of total fair value of scheme assets	34.40%	36.80%
Bonds - Corporate and Other [Member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Bonds	£ 9,234	£ 6,371
% of total fair value of scheme assets	28.80%	21.40%
Commerical - property [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Property commerical	£ 1,644	£ 1,712
% of total fair value of scheme assets	5.10%	5.80%
Derivatives [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Derivatives	£ 1,558	£ 1,196
% of total fair value of scheme assets	4.90%	4.00%
Other [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Other	£ 742	£ 834
% of total fair value of scheme assets	2.30%	2.80%
Equities - Quoted [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Equities	£ 2,349	£ 3,349
% of total fair value of scheme assets	7.30%	11.30%
Equities non-quoted [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Equities	£ 2,083	£ 1,995
% of total fair value of scheme assets	6.50%	6.70%
United Kingdom Retirement Fund (UKRF) [member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 31,362	£ 29,036	£ 30,112
% of total fair value of scheme assets	100.00%	100.00%
United Kingdom Retirement Fund (UKRF) [member] | Bonds Fixed Government [Member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	£ 3,175	£ 3,062
% of total fair value of scheme assets	10.10%	10.50%
United Kingdom Retirement Fund (UKRF) [member] | Bonds Index Linked Government [Member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	£ 11,027	£ 10,936
% of total fair value of scheme assets	35.20%	37.70%
United Kingdom Retirement Fund (UKRF) [member] | Bonds - Corporate and Other [Member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	£ 9,042	£ 6,197
% of total fair value of scheme assets	28.80%	21.30%
United Kingdom Retirement Fund (UKRF) [member] | Commerical - property [member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Property commerical	£ 1,633	£ 1,702
% of total fair value of scheme assets	5.20%	5.90%
United Kingdom Retirement Fund (UKRF) [member] | Derivatives [member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Derivatives	£ 1,558	£ 1,196
% of total fair value of scheme assets	5.00%	4.10%
United Kingdom Retirement Fund (UKRF) [member] | Other [member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Other	£ 670	£ 737
% of total fair value of scheme assets	2.20%	2.50%
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Equities	£ 2,174	£ 3,211
% of total fair value of scheme assets	6.90%	11.10%
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Equities	£ 2,083	£ 1,995
% of total fair value of scheme assets	6.60%	6.90%